Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Central Index Key	0001490161
Entity Registrant Name	Sow Good Inc.
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Document Type	S-1/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2345075
Entity Address, Address Line One	1440 N. Union Bower Rd
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	214
Local Phone Number	623-6055
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.